General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Disclosure of detailed information about general and administrative expenses
During the years ended December 31, 2025 and 2024, the Company had the following sources of general and administrative expenses:

	For the year ended December 31,
	2025	2024

Salaries, fees and employee benefits	$7,136	$4,057
Professional fees and consulting fees	1,684	1,452
Marketing and promotion	434	316
Listing and filing fees	944	184
Corporate administration	1,158	746
Allowance for bad debts	1,488	-
Project evaluation and transaction related expenses	3,623	641
Total	$16,467	$7,396
Certain comparative figures have been reclassified to general and administrative expenses to conform to current year presentation as shown in the table below:

	As previously reported December 31, 2024	Reclassification	Restated December 31, 2024
General and administrative expenses	$6,755	$641	$7,396
Project evaluation	241	(241)	-
Transaction related expense	$400	$(400)	$-